LEASES (Schedule of Components of Lease Costs, Lease Term and Discount Rate) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Operating lease cost:
Total Operating lease Cost	$ 3,292
Office and warehouse space [Member]
Operating lease cost:
Total Operating lease Cost	$ 2,264
Weighted Average Remaining Lease Term	6 years 1 month 6 days
Weighted Average Discount Rate	5.29%
Base stations [Member]
Operating lease cost:
Total Operating lease Cost	$ 971
Weighted Average Remaining Lease Term	3 years 2 months 12 days
Weighted Average Discount Rate	6.55%
Vehicle [Member]
Operating lease cost:
Total Operating lease Cost	$ 38
Weighted Average Remaining Lease Term	1 year 6 months
Weighted Average Discount Rate	10.84%
Others [Member]
Operating lease cost:
Total Operating lease Cost	$ 19
Weighted Average Remaining Lease Term	1 year 6 months
Weighted Average Discount Rate	5.13%